Acquisition	12 Months Ended
Dec. 31, 2011
Acquisition
Acquisition

3. Acquisition

        On May 6, 2011, the Company completed the acquisition of 100% of the stock of Condaptive, Inc. ("Condaptive"). Condaptive is a technology and data company focused on mobile audience formation and development through the innovative analysis of data. The purpose of the acquisition was to augment the Company's audience formation technology as part of its core business. Consideration for the acquisition included the payment of $2.1 million in cash less cash acquired of $8,000 and the issuance of 24,329 shares of common stock, with a fair value of $75,000 as of the acquisition date.

        The following table summarizes the fair values of the assets and liabilities acquired at the date of acquisition (in thousands):

Cash	$8
Unbilled revenue	45
Deposits	3
Developed technology	1,292
Goodwill	1,348

Total assets acquired	2,696

Accounts payable	66
Deferred tax liability	487

Total liabilities assumed	553

Net assets acquired	$2,143

        The developed technology intangible asset is being amortized over its estimated useful life of five years. Amortization expense recorded from the date of acquisition through December 31, 2011 was $172,000, which is included in general and administrative expenses on the accompanying consolidated statements of operations. Goodwill recognized from the transaction results from expected synergies and the acquired workforce. The Company's consolidated financial statements include the operating results of Condaptive from the date of the acquisition. Pro forma results of operations for this acquisition have not been presented because the financial impact to the Company's consolidated results of operations is not material.

        In addition to the purchase price paid for Condaptive, the Company issued 1,448,080 shares of restricted common stock at a fair value of $4.5 million at the time of issuance to certain stockholders of Condaptive who became employees of the Company. The shares are subject to on-going service requirements over the next three years contingent on their future service to the Company. The fair value of the shares of up to $4.5 million will be recognized as compensation expense on a straight-line basis over the requisite service period. For tax purposes, the entire amount has been treated as purchase price consideration for the acquired company.

        The Company recognized $65,000 of acquisition-related costs for the period ended December 31, 2011, which is included in general and administrative expenses on the accompanying consolidated statements of operations.